Provisions and other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Provisions and other long-term liabilities
Schedule of Provisions and Other Long-term Liabilities

	Assets retirement	Deferred
Amounts in US$ ‘000	obligation (a)	Income (b)	Other (c)	Total
As of January 1, 2024	23,536	810	9,737	34,083
Addition to provision / changes in estimates	2,162	—	3,314	5,476
Exchange difference	333	(100)	(611)	(378)
Foreign currency translation	(2,554)	—	20	(2,534)
Amortization	—	(107)	—	(107)
Unwinding of discount	1,751	—	474	2,225
Amounts used during the year	(4,341)	—	(2,472)	(6,813)
As of December 31, 2024	20,887	603	10,462	31,952
Addition to provision / changes in estimates	1,326	—	3,524	4,850
Exchange difference	1,035	98	238	1,371
Foreign currency translation	1,135	—	—	1,135
Amortization	—	(90)	—	(90)
Unwinding of discount	1,957	—	64	2,021
Amounts used during the year	(900)	—	(2,684)	(3,584)
Acquisitions (Note 34.1)	2,244	—	—	2,244
Divestments (Note 34)	(14,287)	—	(982)	(15,269)
As of December 31, 2025	13,397	611	10,622	24,630
(a)	The provision for ‘assets retirement obligation’ relates to the estimation of future disbursements related to the abandonment and decommissioning of oil and gas wells (see Note 4).
(b)	‘Deferred income’ relates to government grants and other contributions relating to the purchase of property, plant and equipment in Colombia. The amortization is in line with the related assets.
(c)	‘Other’ mainly includes environmental obligations in Colombia and Peru, and tax contingencies in Brazil.